Employee Benefit Plans (Details) - Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Pension Plans Canadian [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses	$ 4,524		$ 6,337		$ 7,893
Interest expense (income)	(2,294)		(799)		743
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	4,753		(19,560)		(55,582)
Pension Plans US [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses		$ 684		$ 540		$ 74
Interest expense (income)		567		533		53
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(1,224)		(7,348)		(798)
Pension Plans Total [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses		5,208		6,877		7,967
Interest expense (income)		(1,727)		(266)		796
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		3,529		(26,908)		(56,380)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses	466		710		166
Interest expense (income)	927		731		552
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$ 1,364		$ (5,346)		$ 987
Other Post-employment Benefit Plans US [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses
Interest expense (income)		193		123		92
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		157		(1,028)		(29)
Other Post-employment Benefit Plans Total [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses		466		710		166
Interest expense (income)		1,120		854		644
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		$ 1,521		$ (6,374)		$ 958